EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

12/31/2021
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares	4,556,833	571	1,088,737	5,646,141
Earning for the Year	4,556,833	571	1,088,737	5,646,141

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to the total	82.15%	0.01%	17.84%

Basic earnings per share from continuing operations (R$)	3.54	3.89	3.89

12/31/2020
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares	5,097,535	657	1,240,496	6,338,688
Earning for the Year	5,097,535	657	1,240,496	6,338,688

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,254,102	147	277,444
% of shares in relation to the total	81.88%	0.01%	18.11%

Basic earnings per share from continuing operations (R$)	4.06	4.47	4.47

31/12/2019
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,234,543	927	1,674,592	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,589,148	385	695,442	3,284,975
Earning for the Year	8,823,691	1,312	2,370,034	11,195,036

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to the total	80.37%	0.01%	19.62%

Basic earnings per share from continued operations (R$)	5.74	6.31	6.31
Basic earnings per share from discontinued operation (R$)	2.38	2.62	2.62

Net basic earnings per share	8.12	8.93	8.93

12/31/2021
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares	4,479,305	562	96,059	1,070,214	5,646,141
Earning for the Period	4,479,305	562	96,059	1,070,214	5,646,141

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,288,843	147	25,127	279,941
% of shares in relation to the total	80.85%	0.01%	1.58%	17.56%

Diluted earnings per share (R$)	3.48	3.82	3.82	3.82

12/31/2020
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each share class	5,018,390	647	98,415	1,221,236	6,338,688
Earning for the Period	5,018,390	647	98,415	1,221,236	6,338,688

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,254,102	147	22,358	277,444
% of shares in relation to the total	80.99%	0.01%	1.41%	17.59%

Diluted earnings per share (R$)	4.00	4.40	4.40	4.40

12/31/2019
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,337,062	795	58,131	1,514,074	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,631,722	330	24,142	628,782	3,284,975
Earning for the Period	8,968,784	1,125	82,273	2,142,856	11,195,036

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,288,843	147	10,748	279,941
% of shares in relation to the total	81.59%	0.01%	0.68%	17.72%
Diluted earnings per share from continued operations (R$)	4.92	5.41	5.41	5.41
Diluted earnings per share from discontinued operation (R$)	2.04	2.25	2.25	2.25
Diluted earnings per share (R$)	6.96	7.66	7.65	7.65